INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2017
INCOME TAXES
Schedule of current and deferred portions of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group's PRC subsidiaries and VIE entities
	Years ended March 31,
	2015	2016	2017
Current tax expenses	$16,342	$13,778	$16,057
Deferred tax benefits	(3,062)	(7,940)	(12,703)

Income tax expenses	$13,280	$5,838	$3,354

Schedule of principal components of the deferred income tax assets and liabilities

	As of March 31,
	2016	2017
Current deferred tax assets:
Accrued expenses	$2,337	$3,218
Accrued payroll	2,476	3,302
Allowance for doubtful accounts	3,379	3,278
Less: Valuation allowance	(128)	(163)

Current deferred tax assets	$8,064	$9,635

Non-current deferred tax assets:
Depreciation and amortization	$264	$322
Impairment of long-lived assets	60	44
Net operating tax loss carry-forwards	9,527	19,571
Less: Valuation allowance	(1,774)	(3,239)

Non-current deferred tax assets	$8,077	$16,698

	As of March 31,
	2016	2017
Non-current deferred tax liabilities:
Intangible assets	$9,772	$7,229

Non-current deferred tax liabilities	$9,772	$7,229

Schedule of reconciliation between the expense of income taxes computed by applying the PRC tax rate to income before income taxes and the actual provision for income taxes

	For the year ended March 31,
	2015	2016	2017
Income before provision for income taxes and (loss)/gain from equity method investments	$40,155	$24,058	$357
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	10,039	6,015	89
Change in valuation allowance	217	(726)	1,500
Expenses not deductible for tax purposes	593	1,565	3,162
Effect of income tax rate difference for entities under individual income tax rate of 35%	401	714	295
Loss utilized for entities under individual income tax rate of 35%	(315)	—	—
Effect of income tax rate differences in other jurisdictions	2,429	968	2,072
Tax holidays and preferential tax rates	(84)	(2,698)	(3,764)

Income tax expenses	$13,280	$5,838	$3,354